Borrowings - Financial borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Sep. 08, 2021	Dec. 31, 2020	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		three
Borrowing		$ 1,465,437		$ 1,439,603	$ 30,500	$ 1,344,817
Aeropuertos Argentina 2000 SA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing							$ 2,000
Bank And Financial Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]	$ 478,900		$ 612,300
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread		TJLP(1) plus spread
Borrowing	[1],[2]	$ 6,400		$ 6,400
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing	[1]	$ 1,800		$ 1,800
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing	[1]	$ 5,500		$ 4,700
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.50%
Borrowing	[1]			$ 300
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing	[1]	$ 1,700		$ 2,200
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread		TJLP(1) plus spread
Borrowing	[1],[2]	$ 208,300		$ 203,200
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		CDI plus spread
Borrowing	[1]	$ 800
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]			TJLP(1) plus spread
Borrowing	[1],[2]			$ 100
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				CDI plus spread
Borrowing	[1]			$ 3,100
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | November 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread		T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 3,600		$ 5,500
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | February 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread		T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 5,900		$ 7,400
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing	[1]	$ 2,100	[3]	$ 2,800
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing	[1]	$ 5,400	[3]	$ 7,200
Bank And Financial Borrowings [Member] | URUGUAY | March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 10,100
Bank And Financial Borrowings [Member] | URUGUAY | May 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.76%
Borrowing	[1]	$ 5,400
Bank And Financial Borrowings [Member] | URUGUAY | April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.40%		4.40%
Borrowing	[1]	$ 200		$ 700
Bank And Financial Borrowings [Member] | URUGUAY | October 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				4.30%
Borrowings, interest rate		4.30%
Borrowing	[1]	$ 1,000		$ 1,500
Bank And Financial Borrowings [Member] | URUGUAY | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread
Borrowing	[1]	$ 15,500
Bank And Financial Borrowings [Member] | URUGUAY | December 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				1.65%
Borrowings, interest rate		1.65%
Borrowing	[1]	$ 100		$ 200
Bank And Financial Borrowings [Member] | URUGUAY | February 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%		4.30%
Borrowing	[1]	$ 800		$ 1,000
Bank And Financial Borrowings [Member] | URUGUAY | September 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 85,100
Bank And Financial Borrowings [Member] | URUGUAY | November 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.37%
Borrowing	[1]	$ 1,000
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		1.86%
Borrowing	[1]	$ 11,800
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2023 two
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		1.60%
Borrowing	[1]	$ 11,900
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | January 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 3,800
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Euribor 6 month plus spread
Borrowing	[1]			$ 1,200
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Euribor 6 month plus spread
Borrowing	[1]			$ 19,600
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread		Euribor 3 month plus spread
Borrowing	[1]	$ 100		$ 200
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | January 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.50%
Borrowing	[1]			$ 4,000
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.75%
Borrowing	[1]			$ 9,600
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.75%
Borrowing	[1]			$ 1,100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | April 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.60%
Borrowing	[1]			$ 5,700
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.09%
Borrowing	[1]			$ 1,100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | September 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Euribor 3 month plus spread
Borrowing	[1]			$ 95,800
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread		Euribor 3 month plus spread
Borrowing	[1]	$ 200		$ 300
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.38%
Borrowing	[1]			$ 12,500
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.20%
Borrowing	[1]			$ 12,600
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				11.00%
Borrowing	[1]			$ 300
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		6.00%
Borrowing	[1]	$ 21,100
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Libor 6 month plus spread (7)
Borrowing	[1]			$ 30,600
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Euribor 6 month plus spread (7)
Borrowing	[1]			$ 32,200
Bank And Financial Borrowings [Member] | Aeropureto De Neuguen S.A [Member] | November 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADLAR plus spread
Borrowing	[1]	$ 1,200
Bank And Financial Borrowings [Member] | Aeropureto De Neuguen S.A [Member] | August 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				Libor plus spread(6)
Borrowing	[1]			$ 2,300
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADCOR plus spread
Borrowing	[1]	$ 8,000
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | October 2025
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]	$ 10,200
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				BADCOR plus spread
Borrowing	[1]			$ 27,400
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				BADCOR plus spread
Borrowing	[1]			$ 13,200
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | July 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.75%
Borrowing	[1]			$ 10,100
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%
Borrowing	[1]	$ 800
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | July 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.00%
Borrowing	[1]			$ 100
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | August 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[4]			9.75%
Borrowing	[1],[4]			$ 28,700
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				8.50%
Borrowing	[1]			$ 10,100
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[4]			Libor plus spread(6)
Borrowing	[1],[4]			$ 16,400
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.50%
Borrowing	[1]	$ 17,800
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024 Three
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADCOR plus spread
Borrowing	[1]	$ 1,600
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | February 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[4]	SOFR plus spread
Borrowing	[1],[4]	$ 2,400
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%		6.00%
Borrowing	[1]	$ 3,500		$ 5,000
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | April 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				5.10%
Borrowing	[1]			$ 7,000
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | April 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.10%
Borrowing	[1]	$ 6,900
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | April 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%
Borrowing	[1]	$ 6,900
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | 4/1/2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				3.80%
Borrowing	[1]			$ 7,000
Bank And Financial Borrowings [Member] | Puerta del Sur S.A. | March 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				3.11%
Borrowings, interest rate		7.03%
Borrowing	[1]	$ 10,000		$ 10,000
Bank And Financial Borrowings [Member] | Others
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]			$ 100

[1]	A - Secured/guaranteed
[2]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).
[3]	T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).
[4]	Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).